Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Parenthetical) (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2020	Apr. 30, 2020	Jul. 31, 2019	Jul. 31, 2020	Jul. 31, 2019	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Allowance for credit losses for other financial assets		$ 182		$ 79	$ 182	$ 79	$ 68
Interest income on impaired loans	[1]	$ 6,420	$ 7,066	$ 7,490	20,873	$ 21,745
Gross impaired loans [member]
Disclosure of detailed information about financial instruments [line items]
Interest income on impaired loans			$ 84		$ 74

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $6,839 for the three months ended July 31, 2020 (April 30, 2020 – $7,709; July 31, 2019 – $8,348) and for the nine months ended July 31, 2020 – $22,663 (July 31, 2019 – $24,290).